Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000013057
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,422	$ 11,634	$ 11,530	$ 11,512	$ 11,675	$ 11,475	$ 11,638	$ 11,511	$ 11,418	$ 11,341	$ 11,170	$ 11,166	$ 11,245	$ 11,255	$ 11,263	$ 11,282	$ 11,008	$ 10,312	$ 10,461	$ 10,737	$ 10,852	$ 10,838	$ 10,745	$ 10,803	$ 10,803	$ 10,584	$ 10,814	$ 10,541	$ 10,531	$ 10,109	$ 10,203	$ 10,537	$ 10,756	$ 10,487	$ 10,660	$ 10,540	$ 10,860	$ 11,204	$ 11,277	$ 11,589	$ 11,579	$ 11,486	$ 11,515	$ 11,632	$ 11,717	$ 11,625	$ 11,554	$ 11,494	$ 11,368	$ 11,310	$ 11,523	$ 11,418	$ 11,335	$ 11,121	$ 11,137	$ 11,153	$ 11,168	$ 10,988	$ 10,816	$ 10,483	$ 10,714	$ 11,265	$ 11,095	$ 10,916	$ 10,885	$ 10,877	$ 10,880	$ 10,969	$ 10,801	$ 10,707	$ 10,656	$ 10,510	$ 10,469	$ 10,344	$ 10,291	$ 10,207	$ 10,101	$ 10,027	$ 10,079	$ 10,131	$ 10,110	$ 10,067	$ 10,056	$ 9,963	$ 9,994	$ 9,964	$ 9,984	$ 10,057	$ 10,027	$ 10,068	$ 10,090	$ 10,121	$ 10,081	$ 10,031	$ 10,061	$ 9,939	$ 9,866	$ 9,855	$ 9,792	$ 9,749	$ 9,666	$ 10,003	$ 10,101	$ 10,168	$ 10,137	$ 10,106	$ 9,994	$ 9,963	$ 9,921	$ 9,928	$ 9,906	$ 9,797	$ 9,766	$ 9,763	$ 9,732	$ 9,661	$ 9,658	$ 9,607	$ 9,623	$ 9,659	$ 10,000
C000013059
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,126	11,169	11,072	11,062	11,224	11,042	11,203	11,083	10,997	10,940	10,774	10,778	10,867	10,885	10,901	10,917	10,657	9,991	10,139	10,429	10,542	10,536	10,448	10,516	10,524	10,319	10,538	10,277	10,274	9,872	9,964	10,304	10,525	10,267	10,441	10,337	10,651	11,003	11,074	11,392	11,390	11,301	11,340	11,457	11,553	11,466	11,411	11,346	11,234	11,193	11,410	11,309	11,231	11,026	11,051	11,075	11,100	10,919	10,759	10,440	10,678	11,218	11,071	10,890	10,866	10,865	10,876	10,977	10,808	10,729	10,683	10,536	10,512	10,387	10,338	10,257	10,164	10,092	10,144	10,206	10,191	10,165	10,150	10,069	10,099	10,074	10,103	10,188	10,163	10,214	10,234	10,275	10,240	10,193	10,232	10,120	10,050	10,045	9,985	9,946	9,865	10,223	10,325	10,395	10,379	10,353	10,241	10,225	10,177	10,192	10,175	10,076	10,039	10,054	10,017	9,958	9,963	9,915	9,939	9,985	10,000
C000091012
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,198,360	1,220,568	1,209,478	1,207,485	1,224,441	1,203,308	1,220,209	1,206,790	1,196,868	1,188,673	1,170,556	1,169,975	1,178,094	1,179,059	1,179,677	1,181,596	1,152,699	1,079,681	1,095,140	1,123,957	1,135,767	1,134,205	1,124,299	1,130,245	1,130,121	1,107,109	1,131,009	1,102,246	1,101,077	1,056,902	1,066,533	1,101,334	1,124,026	1,095,851	1,113,790	1,102,308	1,134,408	1,171,367	1,177,659	1,210,023	1,208,910	1,199,000	1,201,894	1,213,966	1,222,659	1,212,861	1,205,324	1,198,971	1,185,688	1,179,436	1,202,657	1,191,529	1,181,635	1,159,117	1,160,663	1,162,163	1,163,662	1,144,688	1,126,692	1,091,836	1,115,705	1,172,981	1,156,285	1,136,334	1,133,013	1,131,974	1,132,199	1,141,295	1,123,684	1,113,774	1,109,470	1,093,035	1,088,656	1,075,484	1,069,851	1,060,969	1,049,849	1,041,993	1,047,284	1,052,530	1,050,201	1,045,654	1,044,377	1,034,571	1,037,695	1,034,424	1,036,404	1,043,850	1,040,568	1,044,724	1,046,817	1,049,948	1,045,678	1,040,293	1,043,260	1,030,476	1,022,873	1,021,557	1,014,921	1,010,320	1,001,642	1,036,399	1,046,374	1,053,255	1,049,837	1,046,493	1,034,820	1,031,420	1,026,955	1,027,619	1,025,183	1,013,787	1,010,411	1,010,031	1,006,621	999,174	998,779	993,385	994,902	998,451	1,000,000
C000013049
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,781	11,887	11,785	11,731	11,773	11,672	11,749	11,660	11,560	11,461	11,350	11,334	11,375	11,347	11,318	11,290	11,158	10,854	10,884	10,972	11,038	11,000	10,952	10,984	10,984	10,870	10,982	10,825	10,803	10,615	10,641	10,824	10,942	10,816	10,879	10,810	10,964	11,164	11,231	11,410	11,411	11,357	11,381	11,448	11,461	11,396	11,363	11,342	11,286	11,252	11,315	11,215	11,133	11,031	11,039	11,025	11,001	10,867	10,690	10,523	10,702	11,180	11,077	10,976	10,954	10,937	10,908	10,944	10,862	10,812	10,783	10,701	10,670	10,611	10,560	10,498	10,436	10,395	10,428	10,460	10,430	10,400	10,379	10,297	10,308	10,280	10,282	10,274	10,236	10,250	10,283	10,286	10,197	10,128	10,160	10,041	9,973	9,956	9,877	9,817	9,787	10,071	10,119	10,147	10,146	10,124	10,003	10,012	9,961	9,970	9,948	9,819	9,768	9,766	9,726	9,635	9,634	9,584	9,601	9,658	10,000
C000013051
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,467	11,401	11,307	11,261	11,324	11,219	11,304	11,235	11,143	11,052	10,948	10,952	10,990	10,969	10,948	10,928	10,803	10,514	10,553	10,649	10,712	10,693	10,640	10,693	10,688	10,580	10,701	10,561	10,546	10,361	10,395	10,579	10,706	10,585	10,656	10,593	10,758	10,959	11,023	11,203	11,211	11,174	11,206	11,272	11,292	11,244	11,218	11,192	11,153	11,126	11,198	11,090	11,025	10,938	10,943	10,936	10,918	10,798	10,621	10,467	10,648	11,131	11,043	10,945	10,929	10,919	10,897	10,931	10,864	10,831	10,797	10,718	10,705	10,639	10,604	10,547	10,489	10,453	10,495	10,526	10,513	10,488	10,462	10,394	10,414	10,392	10,400	10,400	10,367	10,389	10,431	10,431	10,354	10,289	10,320	10,211	10,146	10,135	10,068	10,012	9,987	10,275	10,345	10,382	10,377	10,362	10,251	10,267	10,220	10,226	10,210	10,089	10,053	10,047	10,021	9,932	9,927	9,880	9,917	9,964	10,000
C000091010
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,236,244	1,246,827	1,236,004	1,230,185	1,235,644	1,223,682	1,232,843	1,223,395	1,212,755	1,202,204	1,189,255	1,188,595	1,191,564	1,188,456	1,186,526	1,183,430	1,168,261	1,136,295	1,140,487	1,149,548	1,155,029	1,152,105	1,145,747	1,150,218	1,149,986	1,136,789	1,149,535	1,132,979	1,130,565	1,110,702	1,113,284	1,132,346	1,144,469	1,130,006	1,136,419	1,130,253	1,146,204	1,166,988	1,172,683	1,191,204	1,191,165	1,185,366	1,188,829	1,194,561	1,195,720	1,189,951	1,186,388	1,182,826	1,178,002	1,174,338	1,180,765	1,169,001	1,161,465	1,150,681	1,151,383	1,148,661	1,145,964	1,133,044	1,113,304	1,095,831	1,114,250	1,163,902	1,154,230	1,142,401	1,139,915	1,138,025	1,136,058	1,138,487	1,130,940	1,125,657	1,121,352	1,112,657	1,110,479	1,103,055	1,098,701	1,092,154	1,085,551	1,080,016	1,083,267	1,086,537	1,083,266	1,079,976	1,077,657	1,070,069	1,070,078	1,067,016	1,067,054	1,067,209	1,062,052	1,063,337	1,066,642	1,066,822	1,057,412	1,050,153	1,053,406	1,040,872	1,033,769	1,031,825	1,023,519	1,017,210	1,013,963	1,043,328	1,048,238	1,051,016	1,050,700	1,048,359	1,035,713	1,036,469	1,031,050	1,030,817	1,029,482	1,015,971	1,010,580	1,010,273	1,005,950	996,515	996,235	990,949	992,645	997,321	1,000,000
C000013052
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,453	11,546	11,468	11,414	11,469	11,364	11,443	11,374	11,295	11,215	11,110	11,116	11,157	11,139	11,109	11,104	10,980	10,679	10,709	10,822	10,854	10,825	10,775	10,819	10,828	10,698	10,823	10,672	10,648	10,463	10,485	10,636	10,766	10,646	10,686	10,613	10,745	10,925	10,967	11,135	11,133	11,097	11,129	11,171	11,191	11,145	11,129	11,103	11,065	11,049	11,131	11,068	10,994	10,919	10,921	10,912	10,912	10,802	10,682	10,484	10,592	10,928	10,840	10,721	10,697	10,673	10,651	10,715	10,628	10,563	10,518	10,431	10,418	10,353	10,307	10,230	10,153	10,087	10,127	10,165	10,163	10,139	10,116	10,041	10,070	10,068	10,085	10,134	10,080	10,159	10,157	10,204	10,140	10,067	10,104	9,990	9,916	9,893	9,829	9,766	9,713	10,017	10,084	10,120	10,127	10,113	10,001	10,007	9,945	9,941	9,927	9,816	9,783	9,767	9,734	9,661	9,647	9,604	9,618	9,651	10,000
C000013054
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,144	11,078	11,006	10,972	11,037	10,939	11,016	10,954	10,882	10,821	10,721	10,736	10,775	10,766	10,755	10,746	10,626	10,360	10,388	10,501	10,542	10,521	10,477	10,519	10,537	10,422	10,548	10,411	10,394	10,222	10,240	10,405	10,536	10,419	10,468	10,400	10,546	10,717	10,768	10,941	10,947	10,928	10,958	11,010	11,039	10,986	10,989	10,970	10,925	10,928	11,011	10,953	10,894	10,823	10,834	10,831	10,840	10,732	10,624	10,434	10,545	10,887	10,802	10,694	10,677	10,661	10,645	10,709	10,637	10,575	10,536	10,451	10,445	10,383	10,353	10,279	10,205	10,154	10,193	10,242	10,248	10,219	10,202	10,141	10,168	10,174	10,200	10,249	10,210	10,293	10,299	10,358	10,297	10,236	10,273	10,169	10,096	10,079	10,028	9,968	9,918	10,235	10,305	10,352	10,357	10,350	10,246	10,251	10,201	10,205	10,197	10,083	10,055	10,046	10,017	9,955	9,948	9,908	9,921	9,977	10,000
C000081647
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,201,497	1,211,187	1,201,541	1,195,785	1,202,660	1,191,568	1,199,658	1,192,312	1,182,562	1,174,054	1,164,144	1,164,618	1,167,569	1,165,543	1,163,525	1,161,584	1,148,401	1,118,019	1,121,060	1,132,732	1,134,657	1,132,775	1,127,367	1,130,631	1,131,456	1,118,942	1,130,620	1,114,750	1,112,047	1,093,833	1,094,763	1,111,546	1,123,773	1,111,138	1,115,146	1,107,452	1,122,291	1,139,655	1,143,915	1,161,332	1,162,174	1,158,284	1,160,280	1,165,683	1,167,618	1,161,433	1,159,723	1,157,992	1,152,706	1,150,894	1,159,306	1,152,655	1,144,761	1,136,798	1,136,897	1,135,748	1,136,819	1,124,089	1,112,567	1,091,789	1,101,745	1,136,615	1,127,331	1,114,759	1,112,129	1,110,719	1,108,245	1,113,622	1,104,487	1,098,658	1,093,920	1,083,629	1,082,142	1,075,195	1,070,312	1,062,198	1,054,125	1,048,221	1,051,083	1,054,972	1,054,599	1,051,998	1,049,465	1,041,580	1,044,418	1,044,021	1,045,705	1,050,632	1,044,923	1,053,022	1,052,645	1,057,416	1,050,683	1,043,936	1,046,637	1,034,730	1,026,933	1,025,467	1,018,725	1,012,076	1,006,422	1,036,747	1,043,492	1,048,148	1,047,673	1,046,140	1,034,432	1,034,963	1,029,410	1,028,913	1,027,284	1,014,690	1,011,125	1,009,415	1,005,797	999,144	997,545	991,992	993,326	997,675	1,000,000
C000225142
Account Value [Line Items]
Line Graph and Table Measure Name	Advisers Class
Account Value	$ 11,254	11,288	11,248	11,198	11,192	11,152	11,156	11,126	11,070	11,017	10,964	10,934	10,925	10,907	10,877	10,860	10,808	10,734	10,716	10,709	10,680	10,653	10,614	10,598	10,595	10,549	10,558	10,505	10,494	10,443	10,438	10,454	10,482	10,461	10,463	10,445	10,473	10,492	10,502	10,513	10,524	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,502	10,492	10,470	10,458	10,426	10,423	10,399	10,375	10,373	10,306	10,313	10,433	10,476	10,466	10,445	10,434	10,423	10,400	10,387	10,384	10,359	10,344	10,317	10,312	10,297	10,283	10,258	10,243	10,230	10,227	10,214	10,212	10,191	10,180	10,159	10,147	10,147	10,129	10,108	10,089	10,102	10,084	10,078	10,071	10,054	10,048	10,031	10,024	10,019	10,004	9,998	9,993	10,010	9,994	9,997	10,012	9,996	9,969	9,972	9,954	9,948	9,943	9,938	9,944	9,949	9,945	9,941	9,937	9,953	9,969	9,994	10,000
C000013046
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,005	10,991	10,952	10,915	10,909	10,859	10,874	10,834	10,790	10,739	10,687	10,657	10,638	10,620	10,602	10,574	10,535	10,462	10,435	10,427	10,399	10,373	10,334	10,319	10,316	10,282	10,280	10,239	10,228	10,179	10,162	10,178	10,206	10,185	10,187	10,170	10,198	10,219	10,230	10,240	10,240	10,240	10,240	10,240	10,240	10,240	10,240	10,240	10,230	10,229	10,208	10,196	10,174	10,152	10,161	10,139	10,107	10,105	10,052	10,050	10,178	10,212	10,204	10,195	10,174	10,165	10,154	10,143	10,131	10,108	10,094	10,080	10,066	10,053	10,040	10,027	10,013	10,000	9,997	9,985	9,983	9,962	9,951	9,930	9,918	9,919	9,901	9,881	9,862	9,875	9,858	9,851	9,845	9,828	9,822	9,806	9,799	9,794	9,779	9,773	9,769	9,785	9,769	9,772	9,786	9,771	9,744	9,747	9,730	9,724	9,719	9,715	9,720	9,725	9,721	9,717	9,713	9,729	9,744	9,769	10,000
C000091009
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,142,002	1,141,321	1,137,187	1,131,983	1,131,255	1,127,036	1,127,347	1,124,155	1,118,386	1,112,888	1,107,346	1,105,299	1,103,195	1,101,176	1,098,082	1,096,161	1,090,783	1,084,309	1,081,264	1,080,402	1,077,334	1,074,447	1,070,351	1,068,639	1,068,202	1,064,515	1,064,231	1,059,851	1,057,468	1,052,279	1,051,446	1,053,005	1,054,608	1,053,470	1,053,546	1,051,647	1,053,284	1,056,102	1,056,883	1,057,828	1,057,746	1,057,683	1,057,595	1,057,513	1,057,450	1,057,407	1,057,353	1,057,258	1,056,060	1,054,814	1,053,545	1,051,150	1,049,831	1,047,442	1,047,178	1,044,780	1,042,383	1,042,108	1,035,388	1,036,116	1,048,126	1,052,529	1,051,522	1,049,410	1,048,241	1,047,157	1,044,798	1,043,494	1,043,197	1,040,715	1,039,160	1,036,539	1,035,993	1,034,518	1,033,064	1,030,539	1,030,028	1,028,525	1,027,045	1,026,724	1,025,345	1,024,137	1,021,887	1,020,604	1,018,230	1,018,133	1,017,228	1,013,997	1,011,915	1,014,155	1,012,277	1,010,459	1,009,691	1,007,838	1,007,095	1,005,274	1,004,462	1,003,805	1,003,180	1,001,465	1,000,861	1,002,400	1,000,643	1,001,855	1,002,171	1,000,434	997,637	997,777	995,862	995,151	995,560	993,952	995,355	994,793	994,246	993,704	994,176	995,650	997,115	999,555	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,255,411	1,243,085	1,236,886	1,255,160	1,233,846	1,252,103	1,239,849	1,230,147	1,219,036	1,200,633	1,204,165	1,219,266	1,219,304	1,217,740	1,223,991	1,196,190	1,124,787	1,134,441	1,168,694	1,185,764	1,181,092	1,169,378	1,179,600	1,182,301	1,156,638	1,183,397	1,150,353	1,147,069	1,095,814	1,105,003	1,149,107	1,174,856	1,144,613	1,163,672	1,146,639	1,179,256	1,218,765	1,223,147	1,257,570	1,255,545	1,244,947	1,248,597	1,257,674	1,262,306	1,251,923	1,248,495	1,244,781	1,234,427	1,226,861	1,246,669	1,238,775	1,231,274	1,212,970	1,216,624	1,216,366	1,222,100	1,201,858	1,192,047	1,155,296	1,169,979	1,214,015	1,198,559	1,177,405	1,173,821	1,170,893	1,168,798	1,178,243	1,159,947	1,150,673	1,146,440	1,130,850	1,126,616	1,109,084	1,103,177	1,094,900	1,081,946	1,070,102	1,076,732	1,083,748	1,080,972	1,078,356	1,077,436	1,065,238	1,069,053	1,065,122	1,068,314	1,081,041	1,069,859	1,075,618	1,072,999	1,078,482	1,070,337	1,061,747	1,065,568	1,048,921	1,041,365	1,039,109	1,031,943	1,025,185	1,013,289	1,052,544	1,063,703	1,069,039	1,067,598	1,066,947	1,050,239	1,047,406	1,039,761	1,036,478	1,034,850	1,022,648	1,015,513	1,011,492	1,007,486	1,000,240	998,280	991,101	992,005	994,753	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,255,411	1,243,085	1,236,886	1,255,160	1,233,846	1,252,103	1,239,849	1,230,147	1,219,036	1,200,633	1,204,165	1,219,266	1,219,304	1,217,740	1,223,991	1,196,190	1,124,787	1,134,441	1,168,694	1,185,764	1,181,092	1,169,378	1,179,600	1,182,301	1,156,638	1,183,397	1,150,353	1,147,069	1,095,814	1,105,003	1,149,107	1,174,856	1,144,613	1,163,672	1,146,639	1,179,256	1,218,765	1,223,147	1,257,570	1,255,545	1,244,947	1,248,597	1,257,674	1,262,306	1,251,923	1,248,495	1,244,781	1,234,427	1,226,861	1,246,669	1,238,775	1,231,274	1,212,970	1,216,624	1,216,366	1,222,100	1,201,858	1,192,047	1,155,296	1,169,979	1,214,015	1,198,559	1,177,405	1,173,821	1,170,893	1,168,798	1,178,243	1,159,947	1,150,673	1,146,440	1,130,850	1,126,616	1,109,084	1,103,177	1,094,900	1,081,946	1,070,102	1,076,732	1,083,748	1,080,972	1,078,356	1,077,436	1,065,238	1,069,053	1,065,122	1,068,314	1,081,041	1,069,859	1,075,618	1,072,999	1,078,482	1,070,337	1,061,747	1,065,568	1,048,921	1,041,365	1,039,109	1,031,943	1,025,185	1,013,289	1,052,544	1,063,703	1,069,039	1,067,598	1,066,947	1,050,239	1,047,406	1,039,761	1,036,478	1,034,850	1,022,648	1,015,513	1,011,492	1,007,486	1,000,240	998,280	991,101	992,005	994,753	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,255,411	1,243,085	1,236,886	1,255,160	1,233,846	1,252,103	1,239,849	1,230,147	1,219,036	1,200,633	1,204,165	1,219,266	1,219,304	1,217,740	1,223,991	1,196,190	1,124,787	1,134,441	1,168,694	1,185,764	1,181,092	1,169,378	1,179,600	1,182,301	1,156,638	1,183,397	1,150,353	1,147,069	1,095,814	1,105,003	1,149,107	1,174,856	1,144,613	1,163,672	1,146,639	1,179,256	1,218,765	1,223,147	1,257,570	1,255,545	1,244,947	1,248,597	1,257,674	1,262,306	1,251,923	1,248,495	1,244,781	1,234,427	1,226,861	1,246,669	1,238,775	1,231,274	1,212,970	1,216,624	1,216,366	1,222,100	1,201,858	1,192,047	1,155,296	1,169,979	1,214,015	1,198,559	1,177,405	1,173,821	1,170,893	1,168,798	1,178,243	1,159,947	1,150,673	1,146,440	1,130,850	1,126,616	1,109,084	1,103,177	1,094,900	1,081,946	1,070,102	1,076,732	1,083,748	1,080,972	1,078,356	1,077,436	1,065,238	1,069,053	1,065,122	1,068,314	1,081,041	1,069,859	1,075,618	1,072,999	1,078,482	1,070,337	1,061,747	1,065,568	1,048,921	1,041,365	1,039,109	1,031,943	1,025,185	1,013,289	1,052,544	1,063,703	1,069,039	1,067,598	1,066,947	1,050,239	1,047,406	1,039,761	1,036,478	1,034,850	1,022,648	1,015,513	1,011,492	1,007,486	1,000,240	998,280	991,101	992,005	994,753	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,255,411	1,243,085	1,236,886	1,255,160	1,233,846	1,252,103	1,239,849	1,230,147	1,219,036	1,200,633	1,204,165	1,219,266	1,219,304	1,217,740	1,223,991	1,196,190	1,124,787	1,134,441	1,168,694	1,185,764	1,181,092	1,169,378	1,179,600	1,182,301	1,156,638	1,183,397	1,150,353	1,147,069	1,095,814	1,105,003	1,149,107	1,174,856	1,144,613	1,163,672	1,146,639	1,179,256	1,218,765	1,223,147	1,257,570	1,255,545	1,244,947	1,248,597	1,257,674	1,262,306	1,251,923	1,248,495	1,244,781	1,234,427	1,226,861	1,246,669	1,238,775	1,231,274	1,212,970	1,216,624	1,216,366	1,222,100	1,201,858	1,192,047	1,155,296	1,169,979	1,214,015	1,198,559	1,177,405	1,173,821	1,170,893	1,168,798	1,178,243	1,159,947	1,150,673	1,146,440	1,130,850	1,126,616	1,109,084	1,103,177	1,094,900	1,081,946	1,070,102	1,076,732	1,083,748	1,080,972	1,078,356	1,077,436	1,065,238	1,069,053	1,065,122	1,068,314	1,081,041	1,069,859	1,075,618	1,072,999	1,078,482	1,070,337	1,061,747	1,065,568	1,048,921	1,041,365	1,039,109	1,031,943	1,025,185	1,013,289	1,052,544	1,063,703	1,069,039	1,067,598	1,066,947	1,050,239	1,047,406	1,039,761	1,036,478	1,034,850	1,022,648	1,015,513	1,011,492	1,007,486	1,000,240	998,280	991,101	992,005	994,753	1,000,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,199	12,442	12,329	12,272	12,465	12,221	12,421	12,299	12,212	12,108	11,901	11,935	12,081	12,100	12,100	12,170	11,877	11,108	11,203	11,567	11,755	11,724	11,584	11,687	11,705	11,430	11,712	11,341	11,315	10,763	10,864	11,303	11,592	11,281	11,528	11,301	11,640	12,056	12,101	12,453	12,428	12,311	12,340	12,440	12,504	12,406	12,366	12,309	12,177	12,101	12,309	12,225	12,123	11,892	11,932	11,953	12,043	11,869	11,765	11,397	11,597	12,041	11,897	11,692	11,660	11,631	11,617	11,712	11,547	11,456	11,421	11,266	11,227	11,055	10,995	10,915	10,787	10,662	10,729	10,795	10,774	10,754	10,748	10,628	10,673	10,641	10,675	10,802	10,695	10,757	10,731	10,792	10,721	10,638	10,676	10,507	10,431	10,407	10,342	10,279	10,157	10,528	10,643	10,697	10,685	10,672	10,519	10,493	10,410	10,385	10,369	10,240	10,177	10,139	10,102	10,039	10,013	9,937	9,940	9,949	10,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,199	12,442	12,329	12,272	12,465	12,221	12,421	12,299	12,212	12,108	11,901	11,935	12,081	12,100	12,100	12,170	11,877	11,108	11,203	11,567	11,755	11,724	11,584	11,687	11,705	11,430	11,712	11,341	11,315	10,763	10,864	11,303	11,592	11,281	11,528	11,301	11,640	12,056	12,101	12,453	12,428	12,311	12,340	12,440	12,504	12,406	12,366	12,309	12,177	12,101	12,309	12,225	12,123	11,892	11,932	11,953	12,043	11,869	11,765	11,397	11,597	12,041	11,897	11,692	11,660	11,631	11,617	11,712	11,547	11,456	11,421	11,266	11,227	11,055	10,995	10,915	10,787	10,662	10,729	10,795	10,774	10,754	10,748	10,628	10,673	10,641	10,675	10,802	10,695	10,757	10,731	10,792	10,721	10,638	10,676	10,507	10,431	10,407	10,342	10,279	10,157	10,528	10,643	10,697	10,685	10,672	10,519	10,493	10,410	10,385	10,369	10,240	10,177	10,139	10,102	10,039	10,013	9,937	9,940	9,949	10,000
EATON VANCE Index: Bloomberg New York Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 1,219,868	1,244,150	1,232,922	1,227,220	1,246,509	1,222,148	1,242,129	1,229,861	1,221,242	1,210,805	1,190,114	1,193,477	1,208,079	1,209,952	1,209,980	1,217,024	1,187,748	1,110,755	1,120,270	1,156,741	1,175,497	1,172,447	1,158,351	1,168,747	1,170,532	1,142,957	1,171,169	1,134,056	1,131,505	1,076,255	1,086,441	1,130,325	1,159,170	1,128,124	1,152,752	1,130,058	1,163,952	1,205,552	1,210,115	1,245,329	1,242,813	1,231,079	1,233,967	1,243,959	1,250,427	1,240,647	1,236,580	1,230,869	1,217,734	1,210,099	1,230,924	1,222,494	1,212,261	1,189,204	1,193,160	1,195,267	1,204,315	1,186,883	1,176,474	1,139,720	1,159,681	1,204,107	1,189,683	1,169,152	1,165,987	1,163,072	1,161,677	1,171,248	1,154,682	1,145,629	1,142,091	1,126,559	1,122,686	1,105,528	1,099,549	1,091,472	1,078,685	1,066,183	1,072,946	1,079,519	1,077,435	1,075,426	1,074,828	1,062,826	1,067,259	1,064,137	1,067,509	1,080,223	1,069,535	1,075,652	1,073,063	1,079,226	1,072,133	1,063,795	1,067,550	1,050,664	1,043,141	1,040,663	1,034,167	1,027,912	1,015,658	1,052,817	1,064,266	1,069,702	1,068,540	1,067,216	1,051,871	1,049,292	1,040,993	1,038,465	1,036,901	1,023,969	1,017,676	1,013,940	1,010,232	1,003,850	1,001,255	993,655	993,990	994,936	1,000,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 11,842	11,926	11,825	11,747	11,830	11,729	11,851	11,772	11,644	11,537	11,417	11,483	11,573	11,588	11,579	11,615	11,444	11,041	11,057	11,238	11,313	11,277	11,204	11,296	11,339	11,146	11,342	11,134	11,089	10,801	10,824	11,098	11,266	11,073	11,114	10,964	11,137	11,381	11,414	11,660	11,646	11,618	11,648	11,701	11,713	11,646	11,640	11,635	11,586	11,543	11,650	11,610	11,570	11,492	11,516	11,503	11,520	11,397	11,352	11,078	11,099	11,369	11,298	11,167	11,135	11,110	11,070	11,151	11,074	10,996	10,948	10,838	10,829	10,747	10,700	10,612	10,514	10,431	10,451	10,501	10,497	10,460	10,431	10,347	10,377	10,374	10,394	10,435	10,380	10,479	10,475	10,530	10,474	10,408	10,443	10,344	10,283	10,275	10,207	10,128	10,069	10,321	10,368	10,400	10,406	10,380	10,294	10,303	10,255	10,272	10,244	10,143	10,118	10,118	10,079	10,021	10,007	9,961	9,952	9,982	10,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 11,842	11,926	11,825	11,747	11,830	11,729	11,851	11,772	11,644	11,537	11,417	11,483	11,573	11,588	11,579	11,615	11,444	11,041	11,057	11,238	11,313	11,277	11,204	11,296	11,339	11,146	11,342	11,134	11,089	10,801	10,824	11,098	11,266	11,073	11,114	10,964	11,137	11,381	11,414	11,660	11,646	11,618	11,648	11,701	11,713	11,646	11,640	11,635	11,586	11,543	11,650	11,610	11,570	11,492	11,516	11,503	11,520	11,397	11,352	11,078	11,099	11,369	11,298	11,167	11,135	11,110	11,070	11,151	11,074	10,996	10,948	10,838	10,829	10,747	10,700	10,612	10,514	10,431	10,451	10,501	10,497	10,460	10,431	10,347	10,377	10,374	10,394	10,435	10,380	10,479	10,475	10,530	10,474	10,408	10,443	10,344	10,283	10,275	10,207	10,128	10,069	10,321	10,368	10,400	10,406	10,380	10,294	10,303	10,255	10,272	10,244	10,143	10,118	10,118	10,079	10,021	10,007	9,961	9,952	9,982	10,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 1,184,181	1,192,623	1,182,507	1,174,715	1,182,976	1,172,929	1,185,149	1,177,244	1,164,377	1,153,732	1,141,737	1,148,343	1,157,334	1,158,774	1,157,948	1,161,525	1,144,418	1,104,055	1,105,731	1,123,834	1,131,294	1,127,719	1,120,381	1,129,597	1,133,877	1,114,573	1,134,157	1,113,382	1,108,870	1,080,116	1,082,369	1,109,768	1,126,556	1,107,332	1,111,385	1,096,438	1,113,676	1,138,063	1,141,448	1,166,015	1,164,598	1,161,757	1,164,819	1,170,141	1,171,269	1,164,569	1,164,020	1,163,484	1,158,621	1,154,324	1,165,034	1,161,046	1,157,012	1,149,229	1,151,564	1,150,340	1,151,951	1,139,672	1,135,194	1,107,763	1,109,920	1,136,850	1,129,787	1,116,718	1,113,515	1,111,024	1,106,955	1,115,108	1,107,395	1,099,559	1,094,777	1,083,787	1,082,852	1,074,698	1,070,000	1,061,180	1,051,420	1,043,079	1,045,069	1,050,071	1,049,670	1,045,986	1,043,093	1,034,737	1,037,727	1,037,368	1,039,403	1,043,549	1,038,041	1,047,897	1,047,538	1,053,006	1,047,422	1,040,781	1,044,301	1,034,406	1,028,301	1,027,452	1,020,738	1,012,814	1,006,913	1,032,107	1,036,845	1,039,973	1,040,561	1,038,021	1,029,354	1,030,292	1,025,542	1,027,157	1,024,396	1,014,305	1,011,765	1,011,782	1,007,907	1,002,108	1,000,738	996,104	995,246	998,188	1,000,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 11,842	11,926	11,825	11,747	11,830	11,729	11,851	11,772	11,644	11,537	11,417	11,483	11,573	11,588	11,579	11,615	11,444	11,041	11,057	11,238	11,313	11,277	11,204	11,296	11,339	11,146	11,342	11,134	11,089	10,801	10,824	11,098	11,266	11,073	11,114	10,964	11,137	11,381	11,414	11,660	11,646	11,618	11,648	11,701	11,713	11,646	11,640	11,635	11,586	11,543	11,650	11,610	11,570	11,492	11,516	11,503	11,520	11,397	11,352	11,078	11,099	11,369	11,298	11,167	11,135	11,110	11,070	11,151	11,074	10,996	10,948	10,838	10,829	10,747	10,700	10,612	10,514	10,431	10,451	10,501	10,497	10,460	10,431	10,347	10,377	10,374	10,394	10,435	10,380	10,479	10,475	10,530	10,474	10,408	10,443	10,344	10,283	10,275	10,207	10,128	10,069	10,321	10,368	10,400	10,406	10,380	10,294	10,303	10,255	10,272	10,244	10,143	10,118	10,118	10,079	10,021	10,007	9,961	9,952	9,982	10,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 11,842	11,926	11,825	11,747	11,830	11,729	11,851	11,772	11,644	11,537	11,417	11,483	11,573	11,588	11,579	11,615	11,444	11,041	11,057	11,238	11,313	11,277	11,204	11,296	11,339	11,146	11,342	11,134	11,089	10,801	10,824	11,098	11,266	11,073	11,114	10,964	11,137	11,381	11,414	11,660	11,646	11,618	11,648	11,701	11,713	11,646	11,640	11,635	11,586	11,543	11,650	11,610	11,570	11,492	11,516	11,503	11,520	11,397	11,352	11,078	11,099	11,369	11,298	11,167	11,135	11,110	11,070	11,151	11,074	10,996	10,948	10,838	10,829	10,747	10,700	10,612	10,514	10,431	10,451	10,501	10,497	10,460	10,431	10,347	10,377	10,374	10,394	10,435	10,380	10,479	10,475	10,530	10,474	10,408	10,443	10,344	10,283	10,275	10,207	10,128	10,069	10,321	10,368	10,400	10,406	10,380	10,294	10,303	10,255	10,272	10,244	10,143	10,118	10,118	10,079	10,021	10,007	9,961	9,952	9,982	10,000
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value	$ 1,184,181	1,192,623	1,182,507	1,174,715	1,182,976	1,172,929	1,185,149	1,177,244	1,164,377	1,153,732	1,141,737	1,148,343	1,157,334	1,158,774	1,157,948	1,161,525	1,144,418	1,104,055	1,105,731	1,123,834	1,131,294	1,127,719	1,120,381	1,129,597	1,133,877	1,114,573	1,134,157	1,113,382	1,108,870	1,080,116	1,082,369	1,109,768	1,126,556	1,107,332	1,111,385	1,096,438	1,113,676	1,138,063	1,141,448	1,166,015	1,164,598	1,161,757	1,164,819	1,170,141	1,171,269	1,164,569	1,164,020	1,163,484	1,158,621	1,154,324	1,165,034	1,161,046	1,157,012	1,149,229	1,151,564	1,150,340	1,151,951	1,139,672	1,135,194	1,107,763	1,109,920	1,136,850	1,129,787	1,116,718	1,113,515	1,111,024	1,106,955	1,115,108	1,107,395	1,099,559	1,094,777	1,083,787	1,082,852	1,074,698	1,070,000	1,061,180	1,051,420	1,043,079	1,045,069	1,050,071	1,049,670	1,045,986	1,043,093	1,034,737	1,037,727	1,037,368	1,039,403	1,043,549	1,038,041	1,047,897	1,047,538	1,053,006	1,047,422	1,040,781	1,044,301	1,034,406	1,028,301	1,027,452	1,020,738	1,012,814	1,006,913	1,032,107	1,036,845	1,039,973	1,040,561	1,038,021	1,029,354	1,030,292	1,025,542	1,027,157	1,024,396	1,014,305	1,011,765	1,011,782	1,007,907	1,002,108	1,000,738	996,104	995,246	998,188	1,000,000
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Account Value	$ 11,471	11,459	11,411	11,351	11,354	11,310	11,338	11,302	11,229	11,156	11,093	11,066	11,065	11,065	11,048	11,052	10,988	10,831	10,801	10,846	10,834	10,811	10,760	10,771	10,803	10,688	10,779	10,689	10,695	10,573	10,559	10,651	10,736	10,678	10,675	10,595	10,637	10,727	10,740	10,812	10,813	10,810	10,812	10,823	10,826	10,812	10,813	10,808	10,801	10,793	10,797	10,779	10,769	10,756	10,764	10,756	10,755	10,728	10,728	10,623	10,598	10,651	10,630	10,593	10,577	10,559	10,528	10,550	10,536	10,501	10,469	10,430	10,422	10,394	10,370	10,338	10,299	10,267	10,258	10,278	10,281	10,260	10,224	10,190	10,200	10,207	10,190	10,161	10,155	10,201	10,200	10,212	10,189	10,165	10,173	10,154	10,138	10,138	10,105	10,068	10,049	10,092	10,085	10,107	10,122	10,104	10,087	10,082	10,071	10,085	10,069	10,038	10,040	10,052	10,042	10,030	10,013	10,000	10,000	10,000	10,000
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Account Value	$ 11,471	11,459	11,411	11,351	11,354	11,310	11,338	11,302	11,229	11,156	11,093	11,066	11,065	11,065	11,048	11,052	10,988	10,831	10,801	10,846	10,834	10,811	10,760	10,771	10,803	10,688	10,779	10,689	10,695	10,573	10,559	10,651	10,736	10,678	10,675	10,595	10,637	10,727	10,740	10,812	10,813	10,810	10,812	10,823	10,826	10,812	10,813	10,808	10,801	10,793	10,797	10,779	10,769	10,756	10,764	10,756	10,755	10,728	10,728	10,623	10,598	10,651	10,630	10,593	10,577	10,559	10,528	10,550	10,536	10,501	10,469	10,430	10,422	10,394	10,370	10,338	10,299	10,267	10,258	10,278	10,281	10,260	10,224	10,190	10,200	10,207	10,190	10,161	10,155	10,201	10,200	10,212	10,189	10,165	10,173	10,154	10,138	10,138	10,105	10,068	10,049	10,092	10,085	10,107	10,122	10,104	10,087	10,082	10,071	10,085	10,069	10,038	10,040	10,052	10,042	10,030	10,013	10,000	10,000	10,000	10,000
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Account Value	$ 1,147,086	$ 1,145,884	$ 1,141,094	$ 1,135,141	$ 1,135,412	$ 1,130,966	$ 1,133,799	$ 1,130,246	$ 1,122,886	$ 1,115,550	$ 1,109,279	$ 1,106,602	$ 1,106,466	$ 1,106,543	$ 1,104,840	$ 1,105,203	$ 1,098,784	$ 1,083,095	$ 1,080,121	$ 1,084,594	$ 1,083,421	$ 1,081,096	$ 1,075,973	$ 1,077,147	$ 1,080,276	$ 1,068,801	$ 1,077,913	$ 1,068,941	$ 1,069,470	$ 1,057,284	$ 1,055,920	$ 1,065,090	$ 1,073,590	$ 1,067,828	$ 1,067,519	$ 1,059,451	$ 1,063,739	$ 1,072,664	$ 1,074,043	$ 1,081,195	$ 1,081,285	$ 1,080,972	$ 1,081,206	$ 1,082,331	$ 1,082,553	$ 1,081,198	$ 1,081,254	$ 1,080,822	$ 1,080,078	$ 1,079,297	$ 1,079,653	$ 1,077,872	$ 1,076,912	$ 1,075,565	$ 1,076,432	$ 1,075,627	$ 1,075,452	$ 1,072,763	$ 1,072,774	$ 1,062,276	$ 1,059,833	$ 1,065,138	$ 1,062,984	$ 1,059,252	$ 1,057,688	$ 1,055,855	$ 1,052,826	$ 1,055,039	$ 1,053,553	$ 1,050,092	$ 1,046,856	$ 1,042,972	$ 1,042,204	$ 1,039,361	$ 1,037,009	$ 1,033,794	$ 1,029,923	$ 1,026,698	$ 1,025,793	$ 1,027,763	$ 1,028,133	$ 1,025,999	$ 1,022,402	$ 1,019,039	$ 1,019,965	$ 1,020,723	$ 1,018,975	$ 1,016,146	$ 1,015,475	$ 1,020,076	$ 1,019,976	$ 1,021,194	$ 1,018,901	$ 1,016,459	$ 1,017,323	$ 1,015,425	$ 1,013,810	$ 1,013,823	$ 1,010,502	$ 1,006,838	$ 1,004,859	$ 1,009,243	$ 1,008,531	$ 1,010,688	$ 1,012,210	$ 1,010,442	$ 1,008,692	$ 1,008,183	$ 1,007,066	$ 1,008,487	$ 1,006,907	$ 1,003,824	$ 1,003,987	$ 1,005,244	$ 1,004,209	$ 1,002,982	$ 1,001,324	$ 999,959	$ 999,984	$ 1,000,019	$ 1,000,000